Other long-term liabilities - Changes in Environmental Remediation Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accrual for Environmental Loss Contingencies [Roll Forward]
Opening balance	$ 55,621	$ 54,322
Remediation activities	(1,678)	(2,163)
Accretion	1,065	1,479
Changes in cash flow estimates	981	4,051
Revision in assumptions	2,072	(2,068)
Closing balance	$ 58,061	$ 55,621